CTIVP® – T. Rowe Price Large Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 6.4%
Entertainment 0.8%
Walt Disney Co. (The)	148,916	17,050,882
Interactive Media & Services 4.3%
Alphabet, Inc., Class C	304,286	74,108,855
Meta Platforms, Inc., Class A	22,069	16,207,032
Total		90,315,887
Media 1.3%
Comcast Corp., Class A	363,220	11,412,373
News Corp., Class A	531,982	16,337,167
Total		27,749,540
Total Communication Services		135,116,309
Consumer Discretionary 5.4%
Broadline Retail 2.3%
Amazon.com, Inc.(a)	213,033	46,775,656
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands Corp.	478,518	25,739,483
Specialty Retail 1.9%
Home Depot, Inc. (The)	97,556	39,528,716
Total Consumer Discretionary		112,043,855
Consumer Staples 8.9%
Beverages 0.7%
Coca-Cola Co. (The)	234,197	15,531,945
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	194,542	20,049,498
Household Products 4.5%
Colgate-Palmolive Co.	328,482	26,258,851
Kimberly-Clark Corp.	248,849	30,941,885
Procter & Gamble Co. (The)	245,429	37,710,166
Total		94,910,902
Personal Care Products 1.5%
Kenvue, Inc.	1,886,871	30,623,916
Tobacco 1.3%
Philip Morris International, Inc.	162,834	26,411,675
Total Consumer Staples		187,527,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.1%
Energy Equipment & Services 0.9%
Schlumberger NV	540,539	18,578,326
Oil, Gas & Consumable Fuels 7.2%
ConocoPhillips Co.	548,588	51,890,939
EOG Resources, Inc.	121,903	13,667,764
EQT Corp.	167,590	9,121,924
Expand Energy Corp.	87,410	9,286,438
Exxon Mobil Corp.	279,040	31,461,760
TotalEnergies SE, ADR	349,856	20,882,905
Williams Companies, Inc. (The)	243,366	15,417,236
Total		151,728,966
Total Energy		170,307,292
Financials 21.4%
Banks 9.5%
Bank of America Corp.	1,184,519	61,109,335
Citigroup, Inc.	409,203	41,534,105
Huntington Bancshares, Inc.	1,155,167	19,949,734
U.S. Bancorp	553,699	26,760,273
Wells Fargo & Co.	591,642	49,591,432
Total		198,944,879
Capital Markets 2.8%
Charles Schwab Corp. (The)	605,839	57,839,449
Financial Services 1.7%
Corebridge Financial, Inc.	385,181	12,345,051
Equitable Holdings, Inc.	477,285	24,236,532
Total		36,581,583
Insurance 7.4%
Allstate Corp. (The)	143,312	30,761,921
Chubb Ltd.	153,129	43,220,660
Hartford Insurance Group, Inc. (The)	306,996	40,950,196
MetLife, Inc.	487,158	40,127,205
Total		155,059,982
Total Financials		448,425,893

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.8%
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	522,711	11,902,129
Becton Dickinson & Co.	117,127	21,922,661
Zimmer Biomet Holdings, Inc.	393,857	38,794,914
Total		72,619,704
Health Care Providers & Services 5.1%
Cigna Group (The)	58,217	16,781,050
CVS Health Corp.	461,175	34,767,984
Elevance Health, Inc.	142,241	45,960,912
UnitedHealth Group, Inc.	25,624	8,847,967
Total		106,357,913
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	22,066	10,702,451
Pharmaceuticals 3.8%
AstraZeneca PLC, ADR	184,128	14,126,300
Johnson & Johnson	71,304	13,221,188
Merck & Co., Inc.	240,077	20,149,663
Sanofi SA, ADR	302,255	14,266,436
Viatris, Inc.	1,738,476	17,210,912
Total		78,974,499
Total Health Care		268,654,567
Industrials 13.6%
Aerospace & Defense 4.6%
Boeing Co. (The)(a)	108,561	23,430,721
General Electric Co.	82,924	24,945,198
L3Harris Technologies, Inc.	157,938	48,235,844
Total		96,611,763
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	91,142	7,613,091
Electrical Equipment 1.0%
Rockwell Automation, Inc.	63,070	22,044,857
Ground Transportation 2.6%
CSX Corp.	798,964	28,371,212
Norfolk Southern Corp.	85,290	25,621,969
Total		53,993,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
Siemens AG, ADR	167,628	22,613,855
Machinery 3.9%
AGCO Corp.	157,782	16,893,719
Cummins, Inc.	51,325	21,678,140
Fortive Corp.	439,739	21,542,813
Stanley Black & Decker, Inc.	300,690	22,350,288
Total		82,464,960
Total Industrials		285,341,707
Information Technology 9.5%
Electronic Equipment, Instruments & Components 0.6%
Ralliant Corp.	109,716	4,797,881
TE Connectivity PLC	36,012	7,905,714
Total		12,703,595
IT Services 0.6%
Accenture PLC, Class A	48,685	12,005,721
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc.(a)	131,037	21,200,476
Applied Materials, Inc.	83,720	17,140,833
Intel Corp.(a)	331,168	11,110,686
Micron Technology, Inc.	168,130	28,131,512
QUALCOMM, Inc.	175,820	29,249,415
Texas Instruments, Inc.	120,479	22,135,607
Total		128,968,529
Software 2.2%
Microsoft Corp.	40,368	20,908,606
Salesforce, Inc.	102,168	24,213,816
Total		45,122,422
Total Information Technology		198,800,267
Materials 2.7%
Chemicals 1.4%
CF Industries Holdings, Inc.	194,963	17,488,181
RPM International, Inc.	109,002	12,849,156
Total		30,337,337
Containers & Packaging 1.3%
International Paper Co.	584,875	27,138,200
Total Materials		57,475,537
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.5%
Industrial REITs 1.0%
Rexford Industrial Realty, Inc.	518,776	21,326,881
Residential REITs 1.6%
AvalonBay Communities, Inc.	169,314	32,706,385
Specialized REITs 0.9%
Weyerhaeuser Co.	789,388	19,568,929
Total Real Estate		73,602,195
Utilities 5.8%
Electric Utilities 1.7%
Southern Co. (The)	380,804	36,088,795
Multi-Utilities 4.1%
Ameren Corp.	440,965	46,027,927
Dominion Energy, Inc.	186,329	11,397,745
Sempra	309,193	27,821,186
Total		85,246,858
Total Utilities		121,335,653
Total Common Stocks (Cost $1,798,594,022)		2,058,631,211

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	36,990,911	36,979,814
Total Money Market Funds (Cost $36,979,606)		36,979,814
Total Investments in Securities (Cost: $1,835,573,628)		2,095,611,025
Other Assets & Liabilities, Net		2,333,075
Net Assets		2,097,944,100
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	17,852,763	235,901,280	(216,774,595)	366	36,979,814	(1,187)	855,135	36,990,911
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

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